JPMorgan Trust I

March 10, 2016

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust I on behalf of the JPMorgan Diversified Real Return Fund (the “Fund”)

File No. 811-21295

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, I hereby transmit for filing with the Securities and Exchange Commission, a preliminary proxy statement with respect to the Fund which includes a proposal for approval of a new investment advisory agreement for the Fund. Please call me at (614) 901 1410 with any comments or questions you may have on the preliminary proxy statement.

Very truly yours,

/s/ Jessica K. Ditullio
Assistant Secretary